Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Available for sale securities	$ 5,304,579	$ 5,525,015
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value
Assets:
Available for sale securities	5,304,579	5,525,015
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Residential mortgage-backed securities
Assets:
Available for sale securities	5,027,701	5,265,204
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | States and political subdivisions
Assets:
Available for sale securities	248,410	238,675
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Other
Assets:
Available for sale securities	28,468	21,136
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale securities	28,468	21,136
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Assets:
Available for sale securities	28,468	21,136
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Assets:
Available for sale securities	5,248,259	5,471,019
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available for sale securities	4,999,849	5,232,344
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | States and political subdivisions
Assets:
Available for sale securities	248,410	238,675
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	27,852	32,860
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available for sale securities	$ 27,852	$ 32,860